Average Annual Total Returns{- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund K PRO-10 - Fidelity® Dividend Growth Fund	Fidelity Dividend Growth Fund-Class K Return Before Taxes Past 1 year	Fidelity Dividend Growth Fund-Class K Return Before Taxes Past 5 years	Fidelity Dividend Growth Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	2.30%	9.76%	9.81%	18.40%	15.22%	13.88%